Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.731%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,411,088.37

Principal:
Principal Collections	$22,213,565.31
Prepayments in Full	$12,909,110.39
Liquidation Proceeds	$436,070.07
Recoveries	$99,874.28
Sub Total	$35,658,620.05
Collections	$38,069,708.42

Purchase Amounts:
Purchase Amounts Related to Principal	$324,221.11
Purchase Amounts Related to Interest	$1,428.27
Sub Total	$325,649.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,395,357.80

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	17
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,395,357.80
Servicing Fee	$714,727.41	$714,727.41	$0.00	$0.00	$37,680,630.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,680,630.39
Interest - Class A-2a Notes	$26,816.44	$26,816.44	$0.00	$0.00	$37,653,813.95
Interest - Class A-2b Notes	$38,565.23	$38,565.23	$0.00	$0.00	$37,615,248.72
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$37,100,048.72
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$36,947,282.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,947,282.72
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$36,867,131.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,867,131.55
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$36,809,216.55
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,809,216.55
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$36,738,139.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,738,139.05
Regular Principal Payment	$33,509,140.25	$33,509,140.25	$0.00	$0.00	$3,228,998.80
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,228,998.80
Residual Released to Depositor	$0.00	$3,228,998.80	$0.00	$0.00	$0.00
Total		$38,395,357.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$33,509,140.25
Total					$33,509,140.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,185,331.54	$61.33	$26,816.44	$0.12	$13,212,147.98	$61.45
Class A-2b Notes	$20,323,808.71	$61.33	$38,565.23	$0.12	$20,362,373.94	$61.45
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$33,509,140.25	$20.80	$942,491.34	$0.59	$34,451,631.59	$21.39

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$39,728,063.61	0.1847817	$26,542,732.07	0.1234546
Class A-2b Notes	$61,236,652.44	0.1847817	$40,912,843.73	0.1234546
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$806,304,716.05	0.5005182	$772,795,575.80	0.4797172

Pool Information
Weighted Average APR	3.498%	3.492%
Weighted Average Remaining Term	41.64	40.81
Number of Receivables Outstanding	49,563	48,316
Pool Balance	$857,672,896.46	$821,420,683.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$810,822,819.09	$776,769,895.64
Pool Factor	0.5137618	0.4920460

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$12,321,310.25
Yield Supplement Overcollateralization Amount	$44,650,787.48
Targeted Overcollateralization Amount	$48,625,107.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,625,107.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		141	$369,404.46
(Recoveries)		65	$99,874.28
Net Loss for Current Collection Period			$269,530.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3771%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4676%
Second Prior Collection Period			0.4619%
Prior Collection Period			0.6617%
Current Collection Period			0.3853%
Four Month Average (Current and Prior Three Collection Periods)			0.4941%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,724	$6,002,323.37
(Cumulative Recoveries)			$442,782.59
Cumulative Net Loss for All Collection Periods			$5,559,540.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3330%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,203.50
Average Net Loss for Receivables that have experienced a Realized Loss			$2,040.95

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.23%	492	$10,143,178.42
61-90 Days Delinquent	0.13%	54	$1,049,318.37
91-120 Days Delinquent	0.03%	14	$235,455.78
Over 120 Days Delinquent	0.08%	30	$683,791.81
Total Delinquent Receivables	1.47%	590	$12,111,744.38

Repossession Inventory:
Repossessed in the Current Collection Period		29	$759,453.76
Total Repossessed Inventory		52	$1,268,765.42

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1851%
Prior Collection Period			0.2300%
Current Collection Period			0.2028%
Three Month Average			0.2060%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	17

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer